Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of components of loss before income tax

	2009	2010	2011
Domestic	$(7,550)	$(6,427)	$(677)
Foreign	—	(672)	(96)

Total loss before income tax	$(7,550)	$(7,099)	$(773)

Schedule of components of income tax (expense) benefit

	2009	2010	2011
Federal	$—	$—	$439
State and local	—	(22)	57
Foreign	—	—	(10)

Total income tax (expense) benefit	$—	$(22)	$486

Schedule of total income tax (expense) benefit allocation

	2009	2010	2011
Current	$—	$(22)	$5
Deferred	—	—	481

Total income tax (expense) benefit	$—	$(22)	$486

Schedule of reconciliation of the difference between the statutory federal income tax rate and the effective income tax rate

	2009	2010	2011
U.S. statutory Federal rate	34.0%	34.0%	34.0%
Increase (decrease) resulting from:
Expenses not deductible for tax purposes	(0.2)	(0.8)	(25.1)
State income taxes, net of federal benefit	—	(0.3)	1.2
Stock compensation	—	—	(79.8)
Changes in valuation allowance for deferred income taxes	(34.4)	(34.2)	133.6
Other	0.6	1.0	(1.0)

Effective tax rate	0.0%	(0.3)%	62.9%

Schedule of significant components of deferred tax assets and liabilities

	2010	2011
Deferred tax assets:
U.S. net operating loss carryforwards	$10,579	$10,150
Foreign net operating loss carryforwards	141	10
Accrued expenses	517	542
Depreciation and amortization	52	5
Stock compensation	320	308
Other deferred tax assets	64	146

Gross deferred tax assets	11,673	11,161
Deferred tax liabilities:
Depreciation and amortization	—	(445)
Internally developed software	—	(750)
Prepaid expenses	(137)	(395)

Gross deferred tax liabilities	(137)	(1,590)

Valuation allowance	(11,536)	(9,577)

Deferred taxes, net of allowance	$—	$(6)